Stockholders' Deficit - Schedule of Weighted Average Assumptions of Awards Issued (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Options 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Expected volatility		80.00%
Risk-free rate of return		1.70%
Expected term (years)		6 years
2016 Employee Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	67.04%
Risk-free rate of return	1.44%
Expected term (years)	6 years 1 month 13 days
Fair Value per share	$ 24.56